Intangible Assets (Details) - Schedule of Finite Life Intangible Assets - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	$ 49,947	$ 62,171
Additions
Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	1,802	4,718
Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	33,040	39,930
Customer Contracts [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	2,539	3,384
Transponder Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values		539
Concession Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	11,963	12,755
Software [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	597	836
Others [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Net carrying values	6	9
Gross carrying amount [member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	472,847	469,855
Cost at ending of year	474,410	472,847
Additions	56	71
Impact of foreign exchange	1,507	2,921
Gross carrying amount [member] | Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	223,664	223,664
Cost at ending of year	223,664	223,664
Additions
Impact of foreign exchange
Gross carrying amount [member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	194,727	194,526
Cost at ending of year	194,659	194,727
Additions
Impact of foreign exchange	(68)	201
Gross carrying amount [member] | Customer Contracts [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	12,618	12,618
Cost at ending of year	12,618	12,618
Additions
Impact of foreign exchange
Gross carrying amount [member] | Transponder Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	16,718	16,718
Cost at ending of year	16,718	16,718
Additions
Impact of foreign exchange
Gross carrying amount [member] | Concession Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	23,868	21,077
Cost at ending of year	25,499	23,868
Additions	56	71
Impact of foreign exchange	1,575	2,720
Gross carrying amount [member] | Software [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	1,193	1,193
Cost at ending of year	1,193	1,193
Additions
Impact of foreign exchange
Gross carrying amount [member] | Others [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	59	59
Cost at ending of year	59	59
Additions
Impact of foreign exchange
Accumulated amortization and impairment [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(410,676)	(394,433)
Cost at ending of year	(424,463)	(410,676)
Amortization	(13,093)	(14,979)
Impact of foreign exchange	(694)	(1,264)
Accumulated amortization and impairment [Member] | Revenue Backlog [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(218,946)	(214,571)
Cost at ending of year	(221,862)	(218,946)
Amortization	(2,916)	(4,375)
Impact of foreign exchange
Accumulated amortization and impairment [Member] | Customer Relationships [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(154,797)	(147,772)
Cost at ending of year	(161,619)	(154,797)
Amortization	(6,879)	(6,872)
Impact of foreign exchange	57	(153)
Accumulated amortization and impairment [Member] | Customer Contracts [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(9,234)	(8,390)
Cost at ending of year	(10,079)	(9,234)
Amortization	(845)	(844)
Impact of foreign exchange
Accumulated amortization and impairment [Member] | Transponder Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(16,179)	(15,100)
Cost at ending of year	(16,718)	(16,179)
Amortization	(539)	(1,079)
Impact of foreign exchange
Accumulated amortization and impairment [Member] | Concession Rights [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(11,113)	(8,434)
Cost at ending of year	(13,536)	(11,113)
Amortization	(1,672)	(1,568)
Impact of foreign exchange	(751)	(1,111)
Accumulated amortization and impairment [Member] | Software [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(357)	(119)
Cost at ending of year	(596)	(357)
Amortization	(239)	(238)
Impact of foreign exchange
Accumulated amortization and impairment [Member] | Others [Member]
Intangible Assets (Details) - Schedule of Finite Life Intangible Assets [Line Items]
Cost at beginning of year	(50)	(47)
Cost at ending of year	(53)	(50)
Amortization	(3)	(3)
Impact of foreign exchange